Property, Plant And Equipment	12 Months Ended
Dec. 31, 2017
Regulated Operations [Abstract]
Property, Plant And Equipment
PROPERTY, PLANT AND EQUIPMENT

	2017
(in millions)	Cost	Accumulated Depreciation	Net Book Value
Distribution
Electric	$9,963	$(2,864)	$7,099
Gas	4,093	(1,157)	2,936
Transmission
Electric	12,571	(2,838)	9,733
Gas	1,954	(596)	1,358
Generation	6,079	(1,996)	4,083
Other	3,608	(1,130)	2,478
Assets under construction	1,717	—	1,717
Land	264	—	264
	$40,249	$(10,581)	$29,668

	2016
(in millions)	Cost	Accumulated Depreciation	Net Book Value
Distribution
Electric	$9,616	$(2,752)	$6,864
Gas	3,956	(1,096)	2,860
Transmission
Electric	12,616	(2,876)	9,740
Gas	1,776	(562)	1,214
Generation	6,884	(2,474)	4,410
Other	3,497	(1,096)	2,401
Assets under construction	1,559	—	1,559
Land	289	—	289
	$40,193	$(10,856)	$29,337

Electric distribution assets are those used to distribute electricity at lower voltages (generally below 69 kilovolt ("kV")). These assets include poles, towers and fixtures, low-voltage wires, transformers, overhead and underground conductors, street lighting, meters, metering equipment and other related equipment. Gas distribution assets are those used to transport natural gas at low pressures (generally below 2,070 kilopascal ("kPa")) or a hoop stress of less than 20% of standard minimum yield strength. These assets include distribution stations, telemetry, distribution pipe for mains and services, meter sets and other related equipment.

Electric transmission assets are those used to transmit electricity at higher voltages (generally at 69 kV and higher). These assets include poles, wires, switching equipment, transformers, support structures and other related equipment. Gas transmission assets are those used to transport natural gas at higher pressures (generally at 2,070 kPa and higher) or a hoop stress of 20% or more of standard minimum yield strength. These assets include transmission stations, telemetry, transmission pipe and other related equipment.

Generation assets are those used to generate electricity. These assets include hydroelectric and thermal generation stations, gas and combustion turbines, coal-fired generating stations, dams, reservoirs, photovoltaic systems and other related equipment.

Other assets include buildings, equipment, vehicles, inventory, information technology assets and the Aitken Creek natural gas storage facility (Note 25).

As at December 31, 2017, assets under construction were primarily associated with FortisBC Energy's Tilbury liquefied natural gas facility expansion and ongoing transmission projects at ITC to upgrade or replace existing transmission assets to improve system reliability and transmission infrastructure to support generator interconnections and investments that provide regional benefits, such as the Multi-Value Projects.

The cost of property, plant and equipment under capital lease as at December 31, 2017 was $423 million (December 31, 2016 - $539 million) and related accumulated depreciation was $176 million (December 31, 2016 - $231 million).

Jointly Owned Facilities

UNS Energy and ITC hold undivided interests in jointly owned generating facilities and transmission systems, are entitled to their pro rata share of the property, plant and equipment, and are proportionately liable for the associated operating costs and liabilities. As at December 31, 2017, interests in jointly owned facilities consisted of the following.

	Ownership		Accumulated	Net Book
(in millions)%		Cost	Depreciation	Value
San Juan Unit 1	50.0	$351	$(104)	$247
Four Corners Units 4 and 5	7.0	210	(98)	112
Luna Energy Facility	33.3	69	(4)	65
Gila River Common Facilities	25.0	41	(14)	27
Springerville Coal Handling Facilities	83.0	253	(102)	151
Transmission Facilities	1.0-80.0	854	(302)	552
		$1,778	$(624)	$1,154